Other Assets - Other Assets Disclosure (Detail) ₨ in Millions, $ in Millions		Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Other Assets Disclosure [Line Items]
Security deposits for leased property		₨ 12,123.9	$ 141.9	₨ 9,678.4
Sundry accounts receivable		131,414.7	1,538.3	129,187.8
Advance tax (net of provision for taxes)		165,326.7	1,935.2	173,281.9
Advances		47,281.0	553.4	51,036.8
Prepaid expenses		10,400.5	121.7	9,484.0
Deposits/Margins paid		68,816.1	805.5	48,100.4
Derivatives (refer to note 26)		179,812.4	2,104.8	109,038.5
Placements with financial institutions		1,227,269.4	14,365.8	1,330,263.5
Receivable on account of trade date		441.8	5.2	295.5
Deferred tax asset (net)		10,808.2	126.5	0.0
ROU Assets		₨ 142,297.4	$ 1,665.7	₨ 121,302.5
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Total	Total	Total
Others	[1]	₨ 709,095.4	$ 8,300.3	₨ 546,542.0
Total		₨ 2,705,087.5	$ 31,664.3	₨ 2,528,211.3

[1]	Others include equity securities and affiliates with carrying value amounting to Rs. 317,593.5 million and Rs. 381,931.6 million as of March 31, 2024 and March 31, 2025, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 14,646.7 million and Rs. 18,558.0 million as of March 31, 2024 and March 31, 2025, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 11,759.4 million and Rs. (159.3) million for the fiscal years ended March 31, 2024 and March 31, 2025, respectively. Further, Others also includes reinsurance assets amounting to Rs. 105,661.6 million and Rs. 104,321.2 million and deferred acquisition assets amounting to Rs. 60,531.9 million and Rs. 148,175.6 million as of March 31, 2024 and March 31, 2025, respectively.